Fair value measurements - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - Significant Other Observable Inputs (Level 2) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
designated as cash flow hedges
Derivative [Line Items]
Interest rate swaps - asset position	$ 0	$ 0
Interest rate swaps - liability position	1,081	7,732
not designated as cash flow hedges
Derivative [Line Items]
Interest rate swaps - asset position	0	0
Interest rate swaps - liability position	9,819	0
Interest Rate Swaps | designated as cash flow hedges
Derivative [Line Items]
Interest rate swaps - asset position	0	0
Interest rate swaps - liability position	1,081	7,732
Interest Rate Swaps | not designated as cash flow hedges
Derivative [Line Items]
Interest rate swaps - asset position	0	0
Interest rate swaps - liability position	$ 9,819	$ 0